Inventories	12 Months Ended
Dec. 27, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories at December 27, 2014 and December 28, 2013 were:

	December 27, 2014	December 28, 2013
	(in millions)
Raw materials	$481	$453
Work in process	296	294
Finished product	998	869
Inventories	$1,775	$1,616